Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2012
Discontinued Operations [Abstract]
Schedule of sale of a bank subsidiary
During the six months ended June 30, 2012, Capitol completed the following sale of a bank subsidiary (in $1,000s):

		Sale
	Date Sold	Proceeds	Gain

Mountain View Bank of Commerce(1)	January 30, 2012	$4,060	$126

(1)	Previously a majority-owned subsidiary of a bank-development subsidiary controlled by Capitol.

Schedule of income statement and assets and liabilities of discontinued operations
The assets, liabilities and results of operations for Mountain View Bank of Commerce, First Carolina State Bank and Bank of Michigan, together with the results of operations of banks sold in 2011, including Bank of Feather River, Bank of Fort Bend, Bank of Las Colinas, Bank of the Northwest, Bank of Tucson - main office, Community Bank of Rowan, Evansville Commerce Bank and Sunrise Bank, are classified as discontinued operations for the periods presented and include the following components (in $1,000s):

	Three Months Ended June 30		Six Months Ended June 30
	2012	2011	2012	2011

Interest income	$1,725	$9,191	$3,696	$19,861
Interest expense	398	1,548	856	3,520
Net interest income	1,327	7,643	2,840	16,341
Provision for loan losses	101	2,374	561	4,855
Net interest income after provision for loan losses	1,226	5,269	2,279	11,486
Noninterest income	376	1,134	708	2,279
Gain on sale of bank subsidiaries		184	126	4,552
Noninterest expense	1,507	7,027	2,954	14,081
Income (loss) before income taxes	95	(440)	159	4,236
Less income tax expense	80	208	62	1,807
Net income (loss) from discontinued operations	15	(648)	97	2,429
Net (income) loss attributable to noncontrolling interests in consolidated subsidiaries	(22)	478	66	651
Net income (loss) from discontinued operations attributable to Capitol Bancorp Limited	$(7)	$(170)	$163	$3,080
Net income from discontinued operations per common share attributable to Capitol Bancorp Limited	$--	$--	$--	$0.08

Assets and liabilities of discontinued operations are summarized below (in $1,000s):

	June 30, 2012	Dec 31, 2011		June 30, 2012	Dec 31, 2011
Assets:			Liabilities:
Cash and cash equivalents	$34,554	$40,575	Noninterest-bearing deposits
Investment securities	4,179	10,199		$24,335	$27,292
Federal Home Loan Bank stock			Interest-bearing deposits	123,319	165,864
	593	957	Total deposits	147,654	193,156
Portfolio loans	122,953	163,156	Other liabilities	9,991	12,600
Less allowance for loan losses
	(5,579)	(6,535)		$157,645	$205,756
Net portfolio loans	117,374	156,621
Premises and equipment	3,911	3,452
Other real estate owned	3,379	5,949
Other assets	2,167	4,745

	$166,157	$222,498